Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories
8.  INVENTORIES
Inventories consist of:

	2024	2023

Raw materials and supplies	$1,672	$1,861
Work-in-process	446	450
Finished goods	664	569
Tooling and engineering	1,369	1,726
	$4,151	$4,606
Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.